Document and Entity Information	Nov. 03, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001276187
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	Energy Transfer LP
Entity Incorporation State Country Code	DE
Entity File Number	1-32740
Entity Tax Identification Number	30-0108820
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Units
Trading Symbol	ET
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.625% Series D Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.600% Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprE
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	9.250% Series I Fixed Rate Perpetual Preferred Units
Trading Symbol	ETprI
Security Exchange Name	NYSE